Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock DiamiR Biosciences Corp	Additional Paid-in Capital Amount DiamiR Biosciences Corp	Additional Paid-in Capital Amount	Accumulated deficit Amount DiamiR Biosciences Corp	Accumulated deficit Amount	Accumulated Other Comprehensive (loss) income Amount	Non- controlling interests Amount	DiamiR Biosciences Corp	Total
Balance at Dec. 31, 2021	$ 13,202,408	$ 22,437,754			$ 43,506,717		$ (55,537,515)	$ (2,019)	$ (6,101,223)		$ 17,506,122
Balance (in Shares) at Dec. 31, 2021	1,320,241	2,243,776
Issuance of shares to non-controlling interest					52,024				(52,024)
Share-based compensation					1,646,999						1,646,999
Conversion of Class B Ordinary Shares to Class A Ordinary Shares
Exercise of share options	$ 67,120				102,340						169,460
Exercise of share options (in Shares)	6,712
Exchange difference on translation of foreign operations								35,826			35,826
Net loss							(9,799,560)		(1,725,542)		(11,525,102)
Balance at Dec. 31, 2022	$ 13,269,528	$ 22,437,754			45,308,080		(65,337,075)	33,807	(7,878,789)		7,833,305
Balance (in Shares) at Dec. 31, 2022	1,326,953	2,243,776
Issuance of shares to non-controlling interest					67,766				(67,766)
Issuance of shares in exchange of share options and settlement of liabilities	$ 1				3,078,195						3,078,196
Issuance of shares in exchange of share options and settlement of liabilities (in Shares)	70,430
Issuance of shares for share-based compensation	$ 1				176,263						176,264
Issuance of shares for share-based compensation (in Shares)	65,770
Placing of Class A Ordinary Shares	$ 2				1,575,560						1,575,562
Placing of Class A Ordinary Shares (in Shares)	215,959
Share-based compensation					1,088,925						1,088,925
Conversion of convertible notes	$ 13				5,999,987						6,000,000
Conversion of convertible notes (in Shares)	1,250,000
Conversion of Class B Ordinary Shares to Class A Ordinary Shares											6,000,000
Exercise of share options					16,506						16,506
Exercise of share options (in Shares)	791
Rounding up for reverse stock split (in Shares)	8,018
Exchange difference on translation of foreign operations								(44,430)			(44,430)
Net loss							(2,824,647)		(1,516,328)		(4,340,975)
Balance at Dec. 31, 2023	$ 31	$ 22			93,018,528		(68,161,722)	(10,623)	(9,462,883)		15,383,353
Balance (in Shares) at Dec. 31, 2023	2,937,921	2,243,776
Adjustment for change of par value	$ (13,269,514)	$ (22,437,732)			35,707,246
Balance at May. 31, 2023			$ 4,441	$ 4,440,256		$ (4,464,931)				$ (20,234)
Balance (in Shares) at May. 31, 2023			4,440,891
Share-based compensation				194,846						194,846
Net loss						(614,405)				(614,405)
Balance at May. 31, 2024			$ 4,441	4,670,165		(5,079,336)				(404,730)
Balance (in Shares) at May. 31, 2024			4,440,891
Discount on note payable to founder				35,063						35,063
Balance at Dec. 31, 2023	$ 31	$ 22			93,018,528		(68,161,722)	(10,623)	(9,462,883)		15,383,353
Balance (in Shares) at Dec. 31, 2023	2,937,921	2,243,776
Conversion of Class B Ordinary Shares to Class A Ordinary Shares	$ 4	$ (4)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares (in Shares)	446,842	(446,842)
Exercise of share options	$ 2				451,658						451,660
Exercise of share options (in Shares)	289,401
Exchange difference on translation of foreign operations								861			861
Net loss							(2,643,796)		(15,091)		(2,658,887)
Balance at Jun. 30, 2024	$ 37	$ 18			93,470,186		(70,805,518)	(9,762)	(9,477,974)		13,176,987
Balance (in Shares) at Jun. 30, 2024	3,674,164	1,796,934
Balance at Dec. 31, 2023	$ 31	$ 22			93,018,528		(68,161,722)	(10,623)	(9,462,883)		15,383,353
Balance (in Shares) at Dec. 31, 2023	2,937,921	2,243,776
Conversion of Class B Ordinary Shares to Class A Ordinary Shares	$ 4	$ (4)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares (in Shares)	446,842	(446,842)
Exercise of share options	$ 2				451,658						451,660
Exercise of share options (in Shares)	427,060
Exchange difference on translation of foreign operations								99,785			99,785
Disposal of NCI					4,639				(4,639)
Net loss							(4,267,806)		110,069		(4,157,737)
Balance at Dec. 31, 2024	$ 37	$ 18			93,474,825		(72,429,528)	89,162	(9,357,453)		11,777,061
Balance (in Shares) at Dec. 31, 2024	3,811,823	1,796,934
Balance at May. 31, 2024			$ 4,441	4,670,165		(5,079,336)				(404,730)
Balance (in Shares) at May. 31, 2024			4,440,891
Share-based compensation				24,312						24,312
Net loss						(743,235)				(743,235)
Balance at May. 31, 2025			$ 4,441	4,729,169		$ (5,822,571)				(1,088,961)
Balance (in Shares) at May. 31, 2025			4,440,891
Discount on note payable to founder				$ 34,692						$ 34,692
Balance at Dec. 31, 2024	$ 37	$ 18			93,474,825		(72,429,528)	89,162	(9,357,453)		11,777,061
Balance (in Shares) at Dec. 31, 2024	3,811,823	1,796,934
Placing of Class A Ordinary Shares	$ 15				2,699,185						2,699,200
Placing of Class A Ordinary Shares (in Shares)	1,535,000
Exchange difference on translation of foreign operations								(258,322)			(258,322)
Net loss							(441,780)		(7,515)		(449,295)
Balance at Jun. 30, 2025	$ 52	$ 18			$ 96,174,010		$ (72,871,308)	$ (169,160)	$ (9,364,968)		$ 13,768,644
Balance (in Shares) at Jun. 30, 2025	5,346,823	1,796,934